Investment Properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Investment properties, beginning	R$ 46,678	R$ 46,726	R$ 46,126
Depreciation	(48)	(48)	(48)
Additions			648
Investment properties, ending	R$ 46,630	R$ 46,678	R$ 46,726